Related Party Balances and Transactions - Summary of Sales to Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Sales to related parties	¥ 2,816,995	¥ 1,778,640	¥ 1,449,927
Xiaomi Communication
Related Party Transaction [Line Items]
Sales to related parties	2,798,824	1,773,595	1,448,960
Xiaomi Technology
Related Party Transaction [Line Items]
Sales to related parties		2,072	711
Others
Related Party Transaction [Line Items]
Sales to related parties	312	1,655	¥ 256
Xiaomi Information
Related Party Transaction [Line Items]
Sales to related parties	¥ 17,859	¥ 1,318